Segment Results - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Results of Operations [Line Items]
Net revenues	€ 6,243	€ 6,342	€ 13,792	€ 12,560
Provision for credit losses	75	761	144	1,267
Noninterest expenses [Abstract]
Compensation and benefits	2,551	2,645	5,183	5,334
General and administrative expenses	2,361	2,599	5,287	5,474
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	86	123	102	197
Total noninterest expenses	4,998	5,367	10,572	11,006
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	1,170	213	3,075	287
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	1,230	1,341	2,544	2,666
Provision for credit losses	(20)	144	(40)	250
Noninterest expenses [Abstract]
Compensation and benefits	271	260	545	541
General and administrative expenses	729	859	1,547	1,671
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	5	0	17	5
Total noninterest expenses	1,004	1,120	2,109	2,217
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	246	78	475	199
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,394	2,676	5,491	5,030
Provision for credit losses	2	364	3	607
Noninterest expenses [Abstract]
Compensation and benefits	491	464	982	959
General and administrative expenses	844	852	1,958	1,828
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	11	11	12	15
Total noninterest expenses	1,346	1,327	2,951	2,802
Noncontrolling interests	(2)	6	(1)	5
Profit (loss) before tax	1,047	979	2,538	1,616
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,018	1,960	4,196	4,127
Provision for credit losses	117	225	215	364
Noninterest expenses [Abstract]
Compensation and benefits	682	728	1,401	1,467
General and administrative expenses	1,162	1,160	2,246	2,244
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	69	104	71	166
Total noninterest expenses	1,913	1,992	3,718	3,877
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	(11)	(257)	263	(114)
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	626	549	1,263	1,068
Provision for credit losses	1	(1)	1	0
Noninterest expenses [Abstract]
Compensation and benefits	202	204	418	376
General and administrative expenses	192	189	380	386
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	1	7	2	10
Total noninterest expenses	395	400	800	774
Noncontrolling interests	49	36	98	70
Profit (loss) before tax	180	114	364	224
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Net revenues	(24)	(66)	57	(123)
Provision for credit losses	(25)	29	(32)	43
Noninterest expenses [Abstract]
Compensation and benefits	35	45	75	97
General and administrative expenses	223	451	681	1,092
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	1	0	1	1
Total noninterest expenses	259	496	757	1,190
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	(258)	(591)	(668)	(1,356)
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues	(2)	(118)	241	(207)
Provision for credit losses	(1)	1	(3)	5
Noninterest expenses [Abstract]
Compensation and benefits	870	944	1,762	1,894
General and administrative expenses	(789)	(912)	(1,524)	(1,749)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	1	0	0
Total noninterest expenses	81	34	237	145
Noncontrolling interests	(47)	(42)	(97)	(75)
Profit (loss) before tax	€ (34)	€ (110)	€ 103	€ (282)